SCHEDULE OF FUTURE MATURITIES OUTSTANDING DEBT OBLIGATIONS (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
Fiscal year 2023
Fiscal year 2024	480,000
Fiscal year 2025		480,000
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000	1,989,246
Fiscal year 2028	1,192,600	200,000
Total	$ 3,861,846	$ 2,669,246